INVENTORY	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
INVENTORY
INVENTORY

	2017	2016
Product inventory	$285	$263
Materials and supplies	609	426
	$894	$689

The Company recorded a write-down of its product inventory of $33 million from cost to net realizable value as at December 31, 2017 (2016 - $73 million).